Segments	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SEGMENTS

Note 22 – SEGMENTS

The Company operates within four main reportable segments: retail drugstores, online pharmacy, drug wholesale and herb farming. The retail drugstores segment sells prescription and over-the-counter (“OTC”) medicines, TCM, dietary supplements, medical devices, and sundry items to retail customers. The online pharmacy sells OTC drugs, dietary supplements, medical devices and sundry items to customers through several third-party platforms such as Alibaba’s Tmall, JD.com and Amazon.com, and the Company’s own platform all over China. The drug wholesale segment includes supplying the Company’s own retail drugstores with prescription and OTC medicines, TCM, dietary supplement, medical devices and sundry items (which sales have been eliminated as intercompany transactions), and also selling them to other drug vendors and hospitals. The Company’s herb farming segment cultivates selected herbs for sales to other drug vendors. The Company is also involved in online sales and clinic services that do not meet the quantitative thresholds for reportable segments and are included in the retail drugstores segment. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on profit or loss from operations before interest and income taxes not including nonrecurring gains and losses.

The Company’s reportable business segments are strategic business units that offer different products and services. Each segment is managed separately because they require different operations and markets to distinct classes of customers.

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2022:

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$84,228,492	$30,219,364	$49,944,699	$-	$164,392,555
Cost of goods	57,290,850	26,621,314	43,961,351	-	127,873,515
Gross profit	$26,937,642	$3,598,050	$5,983,348	$-	$36,519,040
Selling expenses	25,186,258	3,972,465	1,718,236	-	30,876,959
General and administrative expenses	6,736,566	285,062	1,136,092	29,456	8,187,176
Impairment of long-lived assets	-	-	-	148,795	148,795
Loss from operations	$(4,985,182)	$(659,477)	$3,129,020	$(178,251)	$(2,693,890)
Depreciation and amortization	$1,234,419	$-	$22,072	$-	$1,256,491
Total capital expenditures	$296,562	$-	$2,911	$-	$299,473

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2021:

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$76,098,975	$22,485,919	$34,549,739	$-	$133,134,633
Cost of goods	53,093,226	20,146,730	30,650,868	-	103,890,824
Gross profit	$23,005,749	$2,339,189	$3,898,871	$-	$29,243,809
Selling expenses	21,975,048	2,770,997	2,208,869	-	26,954,914
General and administrative expenses	9,088,152	288,890	1,487,303	33,284	10,897,629
Impairment of long-lived assets	-	-	-	228,506	228,506
Loss from operations	$(8,057,451)	$(720,698)	$202,699	$(261,790)	$(8,837,240)
Depreciation and amortization	$1,709,049	$-	$41,841	$-	$1,750,890
Total capital expenditures	$392,788	$-	$-	$-	$392,788

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2020:

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming		Total
Revenue	$74,081,237	$13,541,215	$29,705,237		$-	$117,327,689
Cost of goods	53,244,302	12,106,510	26,450,447		-	91,801,259
Gross profit	$20,836,935	$1,434,705	$3,254,790		$-	$25,526,430
Selling expenses	19,434,860	2,148,709	2,210,034		-	23,793,603
General and administrative expenses	5,505,303	243,283	2,359,791		-	8,108,377
Impairment of long-lived assets	628,192	-	-		-	628,192
Loss from operations	$(4,731,420)	$(957,287)	$(1,315,035)	$		$(7,003,742)
Depreciation and amortization	$2,042,951	$-	$39,866		$-	$2,082,817
Total capital expenditures	$1,406,470	$-	$3,176		$-	$1,409,646

The Company does not have long-lived assets located outside the PRC. In accordance with the enterprise-wide disclosure requirements of FASB’s accounting standard, the Company’s net revenue from external customers through its retail drugstores by main product category for the years ended March 31, 2022, 2021 and 2020 were as follows:

	For the year ended
	March 31,
	2022	2021	2020
Prescription drugs	$28,503,283	$27,162,968	$26,045,423
OTC drugs	35,658,864	30,524,057	31,532,248
Nutritional supplements	9,664,071	6,863,559	6,013,622
TCM	5,353,900	4,560,968	5,325,008
Sundry products	1,544,639	1,379,917	1,312,293
Medical devices	3,503,735	5,607,506	3,852,643
Total	$84,228,492	$76,098,975	$74,081,237

The Company’s net revenue from external customers through online pharmacy by main product category is as follows:

	For the year ended
	March 31,
	2022	2021	2020
Prescription drugs	$10,331,652	$8,243,099	$1,447,469
OTC drugs	11,473,177	7,559,585	5,721,638
Nutritional supplements	2,014,011	956,013	742,809
TCM	315,231	295,410	266,638
Sundry products	2,271,009	1,967,174	2,082,601
Medical devices	3,814,284	3,464,638	3,280,060
Total	$30,219,364	$22,485,919	$13,541,215

The Company’s net revenue from external customers through wholesale by main product category is as follows:

	For the year ended
	March 31,
	2022	2021	2020
Prescription drugs	$41,116,991	$27,477,087	$24,857,708
OTC drugs	7,903,824	6,242,630	4,196,841
Nutritional supplements	424,210	151,657	205,881
TCM	241,828	218,758	314,769
Sundry products	93,338	28,377	43,854
Medical devices	164,508	431,230	86,184
Total	$49,944,691	$34,549,739	$29,705,237